Related Party Transactions - Additional Information (Q3) (Details) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 01, 2022	Feb. 09, 2021	Nov. 30, 2013	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 25, 2022	Feb. 10, 2021	Jul. 31, 2017
Related Party Transaction [Line Items]
Severance benefits	$ 500,000									$ 1,100,000
Operating lease cost				$ 301,000	$ 325,000	$ 1,015,000	$ 914,000	$ 1,142,000	$ 1,099,000
Variable lease cost				108,000	67,000	252,000	282,000	473,000	646,000
Conversion price (in dollars per share)		$ 11.57
Convertible notes payable				0		$ 0		$ 0			$ 0
Series C preferred stock
Related Party Transaction [Line Items]
Conversion of convertible preferred stock into common stock upon IPO (in shares)		2,234,640
Convertible preferred stock, conversion price (in dollars per share)		$ 11.57
Shares of convertible preferred stock (in shares)								0
Ohr Cosmetics, LLC
Related Party Transaction [Line Items]
Potential maximum milestone payment			$ 9,000,000
Royalties and milestone payments, period			15 years
Ohr Cosmetics, LLC | Immediate Family of Executive Chairman
Related Party Transaction [Line Items]
Family of the Executive Chairman investment, ownership percentage						81.30%
Affiliated Entity | Ohr Cosmetics, LLC | License
Related Party Transaction [Line Items]
Revenue from license agreement				0	0	$ 0	0	$ 0	0
Equity Method Investee | NovaPark
Related Party Transaction [Line Items]
Operating lease cost				300,000	300,000	900,000	900,000	1,100,000	1,000,000
Variable lease cost				$ 100,000	$ 100,000	$ 300,000	$ 300,000	$ 500,000	$ 600,000
Directors and Family Member of Chief Executive Officer/Director | Common Stock
Related Party Transaction [Line Items]
Conversion of convertible notes (in shares)		149,500
Conversion price (in dollars per share)		$ 11.57
Chief Executive Officer and Director | Series C preferred stock
Related Party Transaction [Line Items]
Conversion of convertible preferred stock into common stock upon IPO (in shares)		165,094
Convertible preferred stock, conversion price (in dollars per share)		$ 11.57
Shares of convertible preferred stock (in shares)				0		0
Ohr Cosmetics, LLC
Related Party Transaction [Line Items]
Investment, ownership percentage				2.40%		2.40%		2.40%
Ohr Cosmetics, LLC | Affiliated Entity
Related Party Transaction [Line Items]
Investment, at cost												$ 150,000
NovaPark | Equity Method Investee
Related Party Transaction [Line Items]
Equity method investment, ownership percentage				10.00%		10.00%		10.00%
2021 Incentive Award Plan
Related Party Transaction [Line Items]
Plan modification, extended exercise period	11 months